Earnings per share, detail (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	$ 5,969	$ 3,630	$ (2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Weighted average number of common shares, diluted	26,934,533	15,543,916	4,449,431
[EarningsPerShareBasicMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	5,969	3,630	(2,001)
Distributed earnings allocated to restricted shares	(104)	(34)	0
Net Income / (loss) Available to Common Stockholders	5,865	3,596	(2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Earnings / (loss) Per Share Basic	$ 0.22	$ 0.23	$ (0.45)
[EarningsPerShareDilutedMember]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Net income / (loss)	5,969	3,630	(2,001)
Distributed earnings allocated to restricted shares	(104)	0	0
Net Income (Loss) Available to Common Stockholders, Diluted	$ 5,865	$ 3,630	$ (2,001)
Weighted average number of common shares, basic	26,934,533	15,536,028	4,449,431
Effect of dilutive restricted shares	0	7,888	0
Weighted average number of common shares, diluted	26,934,533	15,543,916	4,449,431
Earnings / (loss) Per Share Diluted	$ 0.22	$ 0.23	$ (0.45)